Preferred and Common Stock	9 Months Ended
Sep. 30, 2021
Bird Rides [Member]
Preferred and Common Stock
Note 8 – Preferred and Common Stock
Redeemable Convertible Senior Preferred Stock and Warrants
The Company entered into a purchase agreement with certain investors (“Senior Preferred Stock Investors”) to allow such investors to purchase Senior Preferred Stock at $10.00
per share beginning on January 26, 2021 and in continuing closings through April 20, 2021. In conjunction with the purchase, Senior Preferred Stock Investors who purchased more than their assigned pro rata portion of existing investment in the Company (“Pro Rata Portion”) were issued Senior Preferred Warrants exercisable for a number of shares of

Senior Preferred Stock purchased in excess of the Pro Rata Portion, scaling up from
0 to 100%
on the delta between

pro-rata

and twice the

pro-rata

participation (with any participation above twice the pro rata amount also receiving
 100%
warrant coverage). The Pro Rata Portion for each existing investor was calculated by multiplying
 $110,000,000
by the lesser of (i) a fraction, (x) the numerator of which is the aggregate liquidation preference of a stockholder as of January 26, 2021 and (y) the denominator of which is the aggregate liquidation preference of all stockholders as of such date and (ii) a fraction, (x) the numerator of which is all of a stockholder’s shares of Prior Preferred Stock (as defined below) and Founders Preferred Stock (as defined below) as of the date hereof and (y) the denominator of which is all outstanding shares of Prior Preferred Stock and Founders Preferred Stock as of the date hereof.
The Senior Preferred Warrants are liability-classified instruments because they can be exercised for Senior Preferred Stock, which are classified in mezzanine equity. As of September 30, 2021, the Company has
29.2 million shares of Senior Preferred Stock outstanding, 3.2 million
Senior Preferred Warrants outstanding, and has recognized gross proceeds of
$208.2 million. The fair value of the Senior Preferred Warrants is $41.5 million as of September 30, 2021 and included in derivative liabilities in the condensed consolidated balance sheets. As disclosed in Note 2, the changes in fair value of the Senior Preferred Warrants are recorded in other expense, net.
The holders of the Senior Preferred Stock do not have voting rights and cannot elect any such holders to the Company’s Board of Directors. The holders of Senior Preferred Stock are entitled to receive cumulative paid-in kind dividends at the rate of
 8.0%
per annum, which accrues daily and is compounding annually on the original issuance price per share plus any compounded dividends plus any accrued, unpaid, and uncompounded dividends as of the applicable date of determination (“Accrued Amount”). The dividend rate increases by
 1.0%

on each anniversary of the issuance date of the Senior Preferred Stock. The holders of Senior Preferred Stock are entitled to receive dividends prior and in preference to any payment of any dividend on Prime Preferred Stock (as defined below), Founders Preferred Stock, and Common Stock (as defined below). While no
dividends have been declared by the Board of Directors from inception through September 30, 2021, the holders of the Senior Preferred Stock would be entitled to receive dividends as of September 30, 2021, if declared. These dividends are classified in mezzanine equity and recorded against additional paid-in

capital.
Each share of Senior Preferred Stock will automatically convert into shares of Common Stock upon the occurrence of (i) a Qualified Public Company Event (as defined below), (ii) immediately prior to the consummation of a Qualified SPAC Transaction (as defined below), (iii) upon the vote of a majority of the holders of the Senior Preferred Stock and approval from certain lead stockholders, or (iv) upon completion of a preferred equity financing transaction resulting in at least
$30.0
million of aggregate proceeds to the Company. The number of shares of applicable stock into which a share of Senior Preferred Stock may be converted is determined by dividing the Accrued Amount by the price per share implied by such event or transaction, multiplied by a rate that will initially be equal to
 75% and will decrease by 2.5% on each anniversary of the issuance date. As disclosed in Note 13, on November 4, 2021, each then-outstanding share of Senior Preferred Stock converted automatically into a number of shares of Common Stock at the then-effective conversion rate as calculated pursuant to the certificate of incorporation of the Company.
The Company has determined that the automatic conversion feature described above results in a bifurcated embedded derivative as the Senior Preferred Stock is considered more akin to a debt host instrument due to the lack of voting, dividend feature described above, and redemption features described below.
The automatic conversion feature itself is deemed to be a

share-settled redemption feature that meets the criteria for bifurcation under ASC 815 as a separate derivative as it settles at a significant discount based on the implied price of the Company’s stock based on a Qualified Public Company Event or a qualified financing. The fair value of the bifurcated automatic conversion derivative was
 $100.8
million as of September 30, 2021 and reflected in derivative liabilities in the condensed consolidated balance sheets. In subsequent periods, the bifurcated derivative liability is accounted for at fair value, with changes in fair value recognized in other expense, net.
The Senior Preferred Stock is not redeemable at the election of the holder. However, the rights and preferences of the Senior Preferred Stock provide for a deemed liquidation of the shares in the event of a change of control resulting from the sale or transfer of the Company’s securities, the merger of the Company, or upon the sale of more than a majority of the voting power of the Company, upon which a cash settlement is required to

be made to the Senior Preferred Stockholders. Since redemption is outside of the control of the Company, the Senior Preferred Stock is presented in mezzanine equity. The Senior Preferred Stock is initially recorded at its allocated value after discounting by allocating cash proceeds to warrants. The Senior Preferred Stock does not have a mandatory redemption date. Because it is not probable that the Senior Preferred Stock will become redeemable for cash, no subsequent measurement is required.
Under the terms of the restated certificate of incorporation, in the event of a liquidation, and prior to any distribution to holders of Common Stock, Founders Preferred Stock, and Prime Preferred Stock, holders of Senior Preferred Stock are entitled to receive an amount per share equal to the liquidation preference.
Redeemable Convertible Prime Preferred Stock
On January 26, 2021, all prior outstanding shares of Series Seed, A, B, C,
C-1,
D,
D-1,
and

D-2
Redeemable Convertible Preferred Stock (the “Prior Preferred Stock”) were converted into Common Stock (“Exchanged Common Stock”) via a restated certificate of incorporation, which also authorized 191.6 million shares of Preferred Stock of the Company and designated 37.5 million shares as Senior Preferred Stock.
To the extent the Senior Preferred Stock Investors purchased at least their Pro Rata Portion and also held Prior Preferred Stock, the Company entered into an exchange agreement that would allow such existing holders of Prior Preferred Stock to exchange the Exchanged Common Stock received in conversion of Prior Preferred Stock back into an equal number of Preferred Stock in a mirroring class with the same rights (including liquidation preference) as the Preferred Stock such investors held prior to conversion (such exchange preferred stock, “Prime Preferred Stock”). Existing holders of Prior Preferred Stock who failed to purchase at least their Pro Rata Portion of Senior Preferred Stock did not exchange their shares for Prime Preferred Stock, and such Prior Preferred Stock shares remained as Common Stock.
As of September 30, 2021, 4.3 million shares of Exchanged Common Stock were outstanding. The Exchanged Common Stock represents a separate class of common stock that is excluded from Common Stock outstanding and classified in mezzanine equity because it is contingently convertible into Prime Preferred Stock. The Exchanged Common Stock is excluded from the calculation of basic and diluted earnings per share because its effect would have been anti-dilutive for the periods presented.
The following table is a summary of each class of Senior Preferred Stock and Prime Preferred Stock as of September 30, 2021:

Series	Shares Authorized	Shares Issued and Outstanding
Senior preferred stock	37,500,000	29,234,172
Series Seed redeemable convertible prime preferred stock	9,787,845	9,665,497
Series A redeemable convertible prime preferred stock	19,738,093	18,864,346
Series B redeemable convertible prime preferred stock	31,466,331	30,380,749
Series C redeemable convertible prime preferred stock	30,108,491	29,151,632
Series C-1 redeemable convertible prime preferred stock	27,082,253	26,219,090
Series D redeemable convertible prime preferred stock	33,905,327	33,858,879
Series D-1 redeemable convertible prime preferred stock	741,196	74,231
Series D-2 redeemable convertible prime preferred stock	1,231,120	1,231,120

Total redeemable convertible senior and prime preferred stock	191,560,656	178,679,716

With the exception of the holders of Series D-1 Prime Preferred Stock, which have no voting rights, each holder of Prime Preferred Stock is entitled to the number of votes equal to the number of shares of Common Stock into which the shares held by such holder are convertible.
Common Stock, into which all series of Prime Preferred Stock may be converted, are entitled t
o one vote for each share.
Holders of each of the Series Seed, A, B, and C Prime Preferred Stock may elect a holder of its related Series Prime Preferred Stock to the Company’s Board of Directors, as long as the shares of the related Series of Prime Preferred Stock remain outstanding. The Company must obtain approval from a majority of the holders of the then-outstanding shares of Prime Preferred Stock in order to liquidate, dissolve, or wind-up
the Company, effect any merger, consolidation or other liquidation transaction, amend, alter, or repeal the charter or bylaws of the Company, create or authorize any additional class or series of stock or increase the authorized shares of Prime Preferred Stock unless the rights, preferences or privileges of such stock are junior to those of the existing
Preferred Stock, reclassify, alter or amend any existing security if doing so would render such security senior to the Preferred Stock, purchase or redeem or pay a dividend or distribution on shares of capital stock, create or authorize the issuance of any debt security if aggregate indebtedness for borrowed money following such issuance exceeds
$
5.0

million, create or take action that results in holding any subsidiary other than a wholly owned subsidiary, or increase or decrease the authorized size of the Board of Directors.
The holders of Prime Preferred Stock are entitled to receive dividends based on their original issuance price, subject to standard anti-dilutive adjustments. Such dividends are payable when and if declared by the Board of Directors and are noncumulative. The holders of Prime Preferred Stock are entitled to receive dividends prior and in preference to any payment of any dividend on Founders Preferred Stock and Common Stock.

No
dividends have been declared by the Board of Directors from inception through September 30, 2021.
Each share of Prime Preferred Stock is convertible at the option of the holder according to a conversion ratio, which is subject to certain anti-dilutive adjustments. The number of shares of Common Stock into which a share of Prime Preferred Stock may be converted is determined by dividing the original issuance price by the then-applicable conversion price, which is determined based on adjustments to the initial conversion price. The Prime Preferred Stock automatically converts into Common Stock at the then-applicable conversion price in the event of a (i) Qualified Public Company Event, (ii) Qualified SPAC Transaction, or (iii) date specified by vote or written consent of the holders of a majority of the then-outstanding shares of Prime Preferred Stock, voting as a single class.
 As of September 30, 2021, each share of Series Seed, A, B, C, C-1, D, D-1, and D-2 Prime Preferred Stock was convertible into one share of Common Stock. As disclosed in Note 13, on November 4, 2021, each then-outstanding share of Prime Preferred Stock converted automatically into a number of shares of Common Stock at the then-effective conversion rate as calculated pursuant to the certificate of incorporation of the Company.
The Prime Preferred Stock is not redeemable at the election of the holder. However, the rights and preferences of the Prime Preferred Stock provide for a deemed liquidation of the shares in the event of a change of control resulting from the sale or transfer of the Company’s securities, the merger of the Company, or upon the sale of more than a majority of the voting power of the Company, upon which a cash settlement is required to be made to the Prime Preferred Stockholders. Since redemption is outside of the control of the Company, the Prime Preferred Stock is presented in mezzanine equity. The Prime Preferred Stock is initially recorded at its allocated value. The Prime Preferred Stock does not have a mandatory redemption date. Because it is not probable that the Prime Preferred Stock will become redeemable for cash, no subsequent measurement is required.
Under the terms of the restated certificate of incorporation, in the event of a liquidation, and prior to any distribution to holders of Common Stock or Founders Preferred Stock, but after any distribution to holders of Senior Preferred Stock, holders of Series Seed, A, B,
C,

C-1,

D,

D-1,

and

D-2

Prime
Preferred Stock are entitled to receive an amount per share equal to the liquidation preference.
Founders Convertible Preferred Stock
As of September 30, 2021 and 2020, the Company has authority to issue 7.5 million shares of Founders Convertible Preferred Stock, a par value $0.000001 per share (“Founders Preferred Stock”). As of September 30, 2021 and 2020, there were 4.5 million shares of Founders Preferred Stock issued and outstanding.
Each holder of Founders Preferred Stock is entitled to the number of votes equal to the number of shares of Common Stock into which the shares held by such holder are convertible. Common Stock, into which all series of
P
referred
S
tock may be converted, are entitled to one vote for each share.
Holders of Founders Preferred Stock are entitled to dividends when and if declared by the Board of Directors, subject to the rights of the holders of all classes of Preferred Stock outstanding having priority rights, and subject to the rights of the holders of all classes of Common Stock outstanding having equal rights, to dividends. Such dividends are payable when and if declared by the Board of Directors and are noncumulative.
Each share of Founders Preferred Stock is convertible at the option of the holder into shares of Common Stock according to a conversion ratio, which is subject to certain anti-dilutive adjustments. The number of shares of Common Stock into which a share of Founders Preferred Stock may be converted is determined by dividing $1 by the then-applicable conversion price, which is initially $1. The Founders Preferred Stock automatically converts into Common Stock at the then-applicable conversion price in the event of (i) an underwritten public offering of shares of Common Stock with aggregate proceeds of no less than $30.0 million, net of underwriting discounts and commissions, or the initial listing of the Company’s Common Stock on a national securities exchange by means of an effective registration statement on Form

S-1

filed by the Company with the SEC that results in shares of the Company’s Common Stock (1) being registered under Section 12(b) of the Securities Act and (2) listed for trading on the New York Stock Exchange, Nasdaq Global Select Market, or Nasdaq Global Market (any such event
,
a “Qualified Public Company Event”), (ii) the occurrence of a Special Purpose Acquisition Company (“SPAC”) transaction in which the cash and cash equivalents of the SPAC prior to such transaction is at least $200.0 million, the common equity of the SPAC and successor corporation is listed on the New York Stock Exchange, Nasdaq Global Select Market, or Nasdaq Global Market prior to and after the SPAC transaction, and all of the Company’s Founders Preferred Stock and Prime Preferred Stock is exchanged for, converted into, or eligible to receive common equity of the successor corporation or cash in connection with such transaction (a “Qualified SPAC Transaction”), or (iii) upon the vote of a majority of the holders of the Founders Preferred Stock. As of September 30, 2021, each share of Founders Preferred Stock was convertible into one share of Common Stock. As disclosed in Note 13, on November 4, 2021, each then-outstanding share of Founders Preferred Stock converted automatically into a number of shares of Common Stock at the then-effective conversion rate as calculated pursuant to the certificate of incorporation of the Company.
In addition, if a share of Founders Preferred Stock is purchased by an investor in connection with the Company signing a purchase agreement to sell and issue subsequent Preferred Stock of the Company for equity financing purposes in exchange for cash, conversion or cancellation of indebtedness, or a combination of cash, conversion, or cancellation of debt (“Equity Financing”), then the Founders Preferred Stock will also convert at the conversion ratio into shares of the series of Preferred Stock that the

Company sold to investors in relation to the Equity Financing. The total number of shares of Preferred Stock into which the Founders Preferred Stock may be converted is determined by dividing one

by
the number of shares of Common Stock into which a share of Preferred Stock issued in relation to the Equity Financing is convertible. There were no conversions during the periods presented.
The Company concluded that the Founders Preferred Stock, including the embedded contingent conversion feature, is within the scope of ASC 718.
The Founders Preferred Stock is not redeemable at the election of the holder. The Founders Preferred Stock does not have a mandatory redemption date.
Under the terms of the restated certificate of incorporation, in the event of a liquidation, and after any distribution to holders of the Senior Preferred Stock and each of the Series Seed, A, B, C, C-1, D, D-1, D-2, and D-3 Prime Preferred Stock or Prior Preferred Stock, any remaining assets available for distribution will be distributed to holders of the Common Stock and Founders Preferred Stock in a pro-rata method.
Common Stock
As of September 30, 2021 and 2020, the Company has authority to issue 287.9 million and 275.0 million shares of Common Stock, a par value $0.000001 per share (“Common Stock”), respectively. Holders of Common Stock are entitled to dividends when and if declared by the Board of

Directors, subject to the rights of the holders of all classes of Preferred Stock outstanding having priority rights, and subject to the rights of the holders of all classes of Founders
 Preferred Stock outstanding having equal rights, to dividends. No dividends have been declared by the Board of Directors from inception through September 30, 2021. As of September 30, 2021 and 2020, there were 62.9 million and 50.2 million shares of Common Stock issued and outstanding, respectively.
Restricted

stock awards (“RSAs”) that have not vested are excluded from the shares of Common Stock issued and outstanding.